Subsequent Events (Details) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 20, 2024 shares	Aug. 31, 2024 USD ($)	Jul. 31, 2024 $ / shares shares	Sep. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥) $ / shares	Sep. 23, 2024 $ / shares	Jun. 30, 2024 $ / shares	May 31, 2024 CNY (¥)	Sep. 21, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)
Subsequent Events [Line Items]
Exercise price						$ 0.0002
Price per share								$ 0.0002
Line of Credit [Member]
Subsequent Events [Line Items]
Maximum borrowing capacity | ¥						$ 185,306,916			¥ 198,000,000	¥ 20,000,000	¥ 50,876,549
Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price				$ 0.0002
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise vested options to purchase | shares				16,579
Forecast [Member]
Subsequent Events [Line Items]
Price per share							$ 0.3045
Forecast [Member] | Related Party Loan Agreements [Member]
Subsequent Events [Line Items]
Maturity term	September 5, 2024 to September 12, 2024		September 5, 2024 to September 12, 2024
Forecast [Member] | Share Incentive Plan [Member]
Subsequent Events [Line Items]
Borrow interest-free loans amount	¥ 60,600,000		$ 8.5		¥ 60,600,000
Forecast [Member] | Line of Credit [Member]
Subsequent Events [Line Items]
Maximum borrowing capacity | ¥	¥ 11,200,000				¥ 11,200,000
Annual interest rate percentage					5.40%
Repayment date					Jul. 25, 2030
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Convert the Loans into share | shares		27,914,614